Debt and Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2013
Debt And Interest Rate Swap [Abstract]
Debt
Debt consisted of the following at December 31:

dollars in thousands	Weighted-Average Interest Rate[1]	2013	2012
Term Loan	3.646%	$276,250	$318,750
Less: Short-term debt		77,917	42,500
Long-term debt		$198,333	$276,250

1	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.